Summary of Significant Accounting Policies - Revenue recognition (Details)	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Deferred revenue-current		$ 15,308,898
Deferred revenue-noncurrent		8,672,836
Total		23,981,734
Revenue recognized from deferred revenue balance		10,558,149
Aggregate amount of the transaction price allocated for the remaining performance obligations		23,981,734
Remaining performance obligations over the next 12 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations		15,308,898
Remaining performance obligations for next 12 months to 24 months
Disaggregation of Revenue [Line Items]
Aggregate amount of the transaction price allocated for the remaining performance obligations		$ 8,672,836
Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Annual fee per member | ¥	¥ 100
Online SVIP membership revenue
Disaggregation of Revenue [Line Items]
Quarterly fee per member | ¥	¥ 300
Minimum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period	1 year	1 year
Maximum | Online VIP membership revenue
Disaggregation of Revenue [Line Items]
Membership period	2 years	2 years